Property, Plant and Equipment - Summary of Estimated Useful Lives Assigned to Principal Categories of Assets (Detail)	12 Months Ended
Mar. 31, 2019
Freehold Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	14 to 50 years
Short-Term Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	Shorter of 10 years or lease term
Leasehold [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	Unexpired portion of lease or 40 years, whichever is the shorter
Network Infrastructure [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	More than 18 years
Network Infrastructure [Member] | Duct [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	40 years
Network Infrastructure [Member] | Cable [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	3 to 25 years
Network Infrastructure [Member] | Fibre [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	5 to 20 years
Network Infrastructure [Member] | Exchange Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	2 to 13 years
Network Infrastructure [Member] | Other Network Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	2 to 20 years
Motor Vehicles [Member] | Other Assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	2 to 9 years
Computers and Office Equipment [Member] | Other Assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	3 to 7 years